John Hancock
Active Bond ETFs
Quarterly portfolio holdings 1/31/2024

Funds’ investments
CORPORATE BOND ETF

As of 1-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.5%				$31,492,036
(Cost $32,204,906)
Communication services 8.7%				2,790,825
Diversified telecommunication services 1.5%
AT&T, Inc.	4.300	02-15-30	480,000	466,793
Entertainment 3.5%
Netflix, Inc. (A)	4.875	06-15-30	440,000	442,114
TWDC Enterprises 18 Corp.	4.125	12-01-41	384,000	339,385
Warnermedia Holdings, Inc.	4.279	03-15-32	387,000	354,341
Interactive media and services 1.7%
Meta Platforms, Inc.	4.450	08-15-52	610,000	549,051
Media 1.0%
Charter Communications Operating LLC	2.800	04-01-31	391,000	323,076
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	4.500	04-15-50	361,000	316,065
Consumer discretionary 3.5%				1,112,237
Automobiles 2.5%
General Motors Company	5.600	10-15-32	472,000	478,711
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	356,000	328,984
Specialty retail 1.0%
The Home Depot, Inc.	3.625	04-15-52	385,000	304,542
Consumer staples 0.9%				299,536
Food products 0.9%
Kraft Heinz Foods Company	5.200	07-15-45	309,000	299,536
Energy 11.0%				3,526,021
Oil, gas and consumable fuels 11.0%
Cheniere Energy Partners LP	3.250	01-31-32	391,000	331,920
Continental Resources, Inc.	4.900	06-01-44	487,000	398,524
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	532,000	497,607
Energy Transfer LP	5.250	04-15-29	382,000	386,001
Kinder Morgan, Inc.	3.600	02-15-51	158,000	111,925
MPLX LP	4.500	04-15-38	382,000	343,781
Occidental Petroleum Corp.	6.450	09-15-36	440,000	469,370
ONEOK, Inc.	6.050	09-01-33	299,000	313,950
Targa Resources Partners LP	4.875	02-01-31	356,000	341,404
Var Energi ASA (A)	8.000	11-15-32	295,000	331,539
Financials 39.9%				12,762,653
Banks 22.7%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	924,000	800,145
Barclays PLC	4.375	01-12-26	750,000	740,277
Citigroup, Inc. (2.976% to 11-5-29, then Overnight SOFR + 1.422%)	2.976	11-05-30	750,000	673,065
Citizens Financial Group, Inc.	3.250	04-30-30	750,000	662,624
Credit Agricole SA (A)	3.250	01-14-30	474,000	418,901
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR Compounded Index + 1.230%)	5.852	10-27-25	391,000	391,503
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	832,000	740,656
Lloyds Banking Group PLC	4.450	05-08-25	750,000	741,993
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	327,000	333,796
2	JOHN HANCOCK ACTIVE BOND ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	396,000	$372,457
U.S. Bancorp (5.850% to 10-21-32, then Overnight SOFR + 2.090%)	5.850	10-21-33	388,000	401,388
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	750,000	667,946
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	327,000	317,337
Capital markets 11.7%
Ares Capital Corp.	3.875	01-15-26	382,000	367,277
Deutsche Bank AG (2.311% to 11-16-26, then Overnight SOFR + 1.219%)	2.311	11-16-27	382,000	349,545
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%)	4.431	01-23-30	304,000	296,277
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	360,000	363,097
MSCI, Inc. (A)	3.875	02-15-31	530,000	478,416
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	393,000	395,874
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then Overnight SOFR + 1.345%)	4.414	07-24-26	452,000	448,240
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	305,000	312,062
UBS Group AG (4.194% to 4-1-30, then Overnight SOFR + 3.730%) (A)	4.194	04-01-31	760,000	711,996
Consumer finance 1.5%
Ally Financial, Inc.	8.000	11-01-31	445,000	492,376
Financial services 0.9%
Visa, Inc.	2.700	04-15-40	382,000	291,804
Insurance 3.1%
Athene Global Funding (A)	1.450	01-08-26	356,000	330,195
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	382,000	335,829
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	382,000	327,577
Health care 8.4%				2,683,497
Biotechnology 1.5%
Amgen, Inc.	5.650	03-02-53	460,000	473,944
Health care providers and services 4.1%
Centene Corp.	2.500	03-01-31	396,000	329,175
HCA, Inc.	4.125	06-15-29	382,000	364,803
UnitedHealth Group, Inc.	3.500	08-15-39	361,000	305,193
Universal Health Services, Inc.	2.650	10-15-30	382,000	322,271
Pharmaceuticals 2.8%
Bristol-Myers Squibb Company	3.700	03-15-52	384,000	298,503
Pfizer Investment Enterprises Pte, Ltd.	5.300	05-19-53	314,000	319,262
Viatris, Inc.	4.000	06-22-50	382,000	270,346
Industrials 6.4%				2,045,732
Aerospace and defense 1.9%
RTX Corp.	6.400	03-15-54	275,000	316,699
The Boeing Company	3.750	02-01-50	392,000	292,789
Passenger airlines 2.4%
Delta Air Lines, Inc. (A)	4.750	10-20-28	382,000	376,174
United Airlines 2020-1 Class A Pass Through Trust	5.875	04-15-29	399,768	403,222
Trading companies and distributors 2.1%
AerCap Ireland Capital DAC	3.300	01-30-32	381,000	326,563
Air Lease Corp.	2.875	01-15-26	346,000	330,285
Information technology 6.8%				2,155,965
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	237,000	199,825
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE BOND ETFS	3

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 1.2%
Gartner, Inc. (A)	3.750	10-01-30	426,000	$381,115
Software 3.0%
Microsoft Corp.	2.525	06-01-50	808,000	539,215
Oracle Corp.	3.950	03-25-51	539,000	418,760
Technology hardware, storage and peripherals 2.0%
Apple, Inc.	2.700	08-05-51	750,000	507,487
Dell International LLC	3.450	12-15-51	100,000	71,739
Dell International LLC	8.350	07-15-46	29,000	37,824
Materials 1.2%				367,447
Metals and mining 1.2%
Freeport-McMoRan, Inc.	5.450	03-15-43	382,000	367,447
Real estate 3.4%				1,088,153
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29	35,000	31,436
Specialized REITs 3.3%
American Tower Corp.	2.950	01-15-51	478,000	313,831
GLP Capital LP	5.375	04-15-26	382,000	380,703
VICI Properties LP	5.125	05-15-32	379,000	362,183
Utilities 8.3%				2,659,970
Electric utilities 5.1%
Duke Energy Corp.	3.300	06-15-41	381,000	291,344
NextEra Energy Capital Holdings, Inc.	2.750	11-01-29	474,000	424,358
NRG Energy, Inc. (A)	4.450	06-15-29	508,000	481,611
Vistra Operations Company LLC (A)	4.300	07-15-29	474,000	447,897
Gas utilities 1.0%
Southern California Gas Company	2.550	02-01-30	364,000	320,754
Multi-utilities 2.2%
Dominion Energy, Inc.	3.375	04-01-30	418,000	382,251
Wisconsin Electric Power Company	4.750	09-30-32	310,000	311,755

	Yield (%)	Shares	Value
Short-term investments 0.6%			$192,870
(Cost $192,836)
Short-term funds 0.6%			192,870
John Hancock Collateral Trust (B)	5.3658(C)	19,284	192,870

Total investments (Cost $32,397,742) 99.1%	$31,684,906
Other assets and liabilities, net 0.9%	288,918
Total net assets 100.0%	$31,973,824

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,056,519 or 15.8% of the fund’s net assets as of 1-31-24.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-24.
4	JOHN HANCOCK ACTIVE BOND ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

The fund had the following country composition as a percentage of net assets on 1-31-24:
United States	86.1%
United Kingdom	4.6%
Switzerland	2.2%
Canada	1.6%
France	1.3%
Germany	1.1%
Norway	1.1%
Ireland	1.0%
Singapore	1.0%
TOTAL	100.0%
DYNAMIC MUNICIPAL BOND ETF

As of 1-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.8%				$21,975,508
(Cost $20,790,545)
Alabama 2.5%				564,103
Hoover Industrial Development Board United States Steel Corp. Project, AMT	5.750	10-01-49	250,000	257,516
Water Works Board of the City of Birmingham Water Revenue	5.000	01-01-36	260,000	306,587
Alaska 1.0%				233,742
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	233,742
Arizona 3.9%				868,180
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.100	12-01-37	250,000	252,823
Glendale Industrial Development Authority Midwest University Foundation, Series A, AMT	5.000	07-01-28	350,000	373,975
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project (A)	5.000	07-01-45	250,000	241,382
California 5.6%				1,235,928
California Community College Financing Authority Napa Valley College Project, Series A (A)	4.250	07-01-32	250,000	242,754
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	150,000	149,302
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	175,000	178,168
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-28	245,000	262,058
Regents of the University of California Medical Center Pooled Revenue Series B-1	2.900	05-15-32	250,000	250,000
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	150,000	153,646
Colorado 9.0%				2,001,236
Board of Governors of Colorado State University System Series A-1	5.000	03-01-36	450,000	526,272
Bromley Park Metropolitan District No. 2, GO (B)	5.500	12-01-38	250,000	289,361
Bromley Park Metropolitan District No. 2, GO (B)	5.500	12-01-43	250,000	285,161
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	110,000	105,543
Colorado Health Facilities Authority CommonSpirit Health, Series B-2	5.000	08-01-49	250,000	257,711
Ravenna Metropolitan District, GO (B)	5.000	12-01-43	500,000	537,188
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE BOND ETFS	5

	Rate (%)	Maturity date	Par value^	Value
Connecticut 2.5%				$545,125
State of Connecticut Series A, GO	4.000	01-15-33	500,000	545,125
Delaware 0.7%				161,237
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	200,000	161,237
Florida 9.0%				1,998,952
Alachua County Health Facilities Authority Oak Hammock at the University of Florida	4.000	10-01-40	100,000	86,828
City of Winter Park, GO	4.000	07-01-28	460,000	479,077
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	530,000	557,886
Hillsborough County Aviation Authority Tampa International Airport, Series A, AMT	5.000	10-01-26	500,000	521,565
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	200,000	190,318
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-30	175,000	163,278
Georgia 3.6%				808,651
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	500,000	542,744
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	250,000	265,907
Illinois 3.9%				867,117
Chicago Board of Education Series A, GO	5.875	12-01-47	250,000	273,902
Sales Tax Securitization Corp. Series A	5.000	01-01-37	560,000	593,215
Indiana 4.0%				889,245
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	200,000	203,745
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	3.000	11-01-30	500,000	466,548
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	200,000	218,952
Massachusetts 7.8%				1,741,261
Commonwealth of Massachusetts Series D, GO	4.000	11-01-37	300,000	313,969
Massachusetts Development Finance Agency Tufts Medicine Obligated Group, Series C (B)	5.000	10-01-27	500,000	531,505
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	45,000	42,357
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.125	09-01-46	45,000	35,895
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	500,000	528,965
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-32	250,000	288,570
Michigan 0.5%				105,837
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	100,000	105,837
Missouri 1.3%				287,504
Health & Educational Facilities Authority of the State of Missouri Lake Regional Health System Obligated Group	4.000	02-15-34	250,000	246,009
Lee’s Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-51	50,000	41,495
6	JOHN HANCOCK ACTIVE BOND ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire 0.2%				$40,717
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	5.000	07-01-37	40,000	40,717
New York 6.4%				1,419,117
City of New York Series C, GO	5.000	08-01-27	590,000	630,320
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	250,000	243,576
New York Transportation Development Corp. JFK International Airport Terminal One Project, AMT	6.000	06-30-54	250,000	275,943
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	250,000	269,278
North Carolina 5.0%				1,115,337
Raleigh Durham Airport Authority Series A, AMT	5.000	05-01-33	500,000	549,280
Western Carolina University Series B	5.000	04-01-32	500,000	566,057
Ohio 5.9%				1,320,715
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	500,000	472,061
City of Cleveland Cleveland Stadium Project	5.000	11-15-28	500,000	545,745
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	300,000	302,909
Oklahoma 1.1%				250,313
Tulsa Airports Improvement Trust American Airlines, Inc., AMT	5.000	06-01-35	250,000	250,313
Pennsylvania 6.1%				1,358,946
City of Philadelphia Airport Revenue Series B, AMT	5.000	07-01-29	500,000	524,892
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	100,000	105,859
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-37	175,000	154,583
Sports & Exhibition Authority of Pittsburgh & Allegheny County Series A (B)	5.000	02-01-31	500,000	573,612
Puerto Rico 1.1%				244,942
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	244,942
South Carolina 1.0%				226,014
City of Rock Hill Combined Utility System Revenue Series A (C)	5.000	01-01-40	200,000	226,014
Tennessee 3.6%				795,728
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	250,000	276,059
Tennessee Energy Acquisition Corp. Gas Project, Series A-1	5.000	05-01-53	500,000	519,669
Texas 4.5%				1,001,050
Leander Municipal Utility District No. 1 Williamson County, GO (B)	4.250	08-15-33	200,000	205,820
Texas Municipal Gas Acquisition & Supply Corp. IV Series A	5.500	01-01-54	250,000	268,758
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	267,515
West Harris County Regional Water Authority Series A	5.000	12-15-25	250,000	258,957
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE BOND ETFS	7

	Rate (%)	Maturity date	Par value^	Value
Utah 2.4%				$529,526
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-31	500,000	529,526
Virginia 2.2%				485,310
Isle Wight County Industrial Development Authority Riverside Health System (B)	5.250	07-01-43	250,000	279,484
Virginia Beach Development Authority Westminster-Cantebury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	205,826
Washington 2.7%				595,321
Port of Seattle Series C, AMT	5.000	08-01-29	550,000	595,321
Wisconsin 1.3%				284,354
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	200,000	205,447
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc. Project, Series A	5.125	04-01-57	100,000	78,907

	Yield (%)	Shares	Value
Short-term investments 1.1%			$236,835
(Cost $236,826)
Short-term funds 1.1%
John Hancock Collateral Trust (D)	5.3658(E)	23,680	236,835
Total investments (Cost $21,027,371) 99.9%			$22,212,343
Other assets and liabilities, net 0.1%			20,797
Total net assets 100.0%			$22,233,140

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 1-31-24.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	10.8
Build America Mutual Assurance Company	2.6
TOTAL	13.4
The fund had the following sector composition as a percentage of net assets on 1-31-24:
General obligation bonds	16.0%
Revenue bonds	82.8%
Other revenue	18.7%
Airport	14.7%
Health care	13.9%
Education	13.2%
Development	7.4%
Utilities	3.7%
Housing	3.6%
Tobacco	3.1%
8	JOHN HANCOCK ACTIVE BOND ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Water and sewer	2.6%
Transportation	1.2%
Facilities	0.7%
Short-term investments and other	1.2%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 1-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 58.7%				$27,143,172
(Cost $28,293,739)
U.S. Government 1.7%				806,854
U.S. Treasury
Bond	3.000	08-15-52	100,000	79,301
Bond	3.375	08-15-42	84,000	73,950
Bond	4.000	11-15-52	75,000	72,059
Bond	4.375	08-15-43	380,000	382,731
Note	3.875	08-15-33	200,000	198,813
U.S. Government Agency 57.0%				26,336,318
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	01-01-51	700,334	569,752
30 Yr Pass Thru	2.000	11-01-51	391,921	317,008
30 Yr Pass Thru	2.000	12-01-51	581,342	469,314
30 Yr Pass Thru	2.000	12-01-51	774,310	625,580
30 Yr Pass Thru	2.000	01-01-52	387,228	312,848
30 Yr Pass Thru	2.000	02-01-52	428,735	349,063
30 Yr Pass Thru (A)	2.500	01-01-51	298,387	254,705
30 Yr Pass Thru	2.500	09-01-51	165,866	141,740
30 Yr Pass Thru	2.500	10-01-51	850,571	719,408
30 Yr Pass Thru	2.500	11-01-51	197,218	167,730
30 Yr Pass Thru	2.500	01-01-52	241,884	206,700
30 Yr Pass Thru	2.500	04-01-52	122,991	104,793
30 Yr Pass Thru	3.000	05-01-51	252,683	225,720
30 Yr Pass Thru	3.000	06-01-51	224,063	197,772
30 Yr Pass Thru	3.000	01-01-52	527,825	466,388
30 Yr Pass Thru	3.000	02-01-52	279,008	246,358
30 Yr Pass Thru	3.500	09-01-47	320,076	296,206
30 Yr Pass Thru	3.500	05-01-52	205,831	189,114
30 Yr Pass Thru	3.500	07-01-52	282,192	258,832
30 Yr Pass Thru	4.000	05-01-52	230,908	218,035
30 Yr Pass Thru	4.000	07-01-52	201,827	190,385
30 Yr Pass Thru	4.000	09-01-52	200,519	189,481
30 Yr Pass Thru	4.000	10-01-52	302,513	286,971
30 Yr Pass Thru	4.000	04-01-53	232,491	220,255
30 Yr Pass Thru	4.500	07-01-52	364,984	355,379
30 Yr Pass Thru	4.500	07-01-52	850,535	829,426
30 Yr Pass Thru	4.500	10-01-52	121,426	118,193
30 Yr Pass Thru	5.000	06-01-53	326,733	324,714
30 Yr Pass Thru	5.000	07-01-53	203,692	202,020
30 Yr Pass Thru	5.000	07-01-53	152,510	151,908
30 Yr Pass Thru	5.500	12-01-52	348,345	352,793
30 Yr Pass Thru	5.500	07-01-53	395,694	398,892
Federal National Mortgage Association
30 Yr Pass Thru (A)	2.000	04-01-51	700,358	569,553
30 Yr Pass Thru	2.000	07-01-51	276,985	226,551
30 Yr Pass Thru	2.000	07-01-51	581,415	472,280
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE BOND ETFS	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.000	08-01-51	501,421	$412,002
30 Yr Pass Thru	2.000	08-01-51	362,880	296,239
30 Yr Pass Thru	2.000	09-01-51	515,458	422,408
30 Yr Pass Thru	2.000	09-01-51	631,504	512,177
30 Yr Pass Thru	2.000	10-01-51	620,430	507,268
30 Yr Pass Thru	2.000	02-01-52	597,438	482,494
30 Yr Pass Thru	2.000	02-01-52	370,394	300,174
30 Yr Pass Thru	2.000	03-01-52	594,569	480,178
30 Yr Pass Thru	2.500	04-01-51	246,798	208,123
30 Yr Pass Thru	2.500	07-01-51	270,095	231,483
30 Yr Pass Thru	2.500	08-01-51	471,428	402,120
30 Yr Pass Thru	2.500	08-01-51	525,985	448,984
30 Yr Pass Thru	2.500	08-01-51	283,489	241,811
30 Yr Pass Thru	2.500	08-01-51	405,597	346,854
30 Yr Pass Thru	2.500	08-01-51	191,937	161,860
30 Yr Pass Thru	2.500	09-01-51	412,829	351,748
30 Yr Pass Thru	2.500	12-01-51	246,915	210,228
30 Yr Pass Thru	2.500	12-01-51	662,711	565,072
30 Yr Pass Thru	2.500	01-01-52	244,672	208,318
30 Yr Pass Thru	2.500	03-01-52	513,154	437,229
30 Yr Pass Thru	2.500	03-01-52	240,639	203,005
30 Yr Pass Thru	3.000	11-01-46	332,763	299,438
30 Yr Pass Thru	3.000	11-01-46	192,209	172,960
30 Yr Pass Thru	3.000	04-01-47	192,866	173,310
30 Yr Pass Thru	3.000	05-01-50	215,287	192,045
30 Yr Pass Thru	3.000	07-01-50	288,773	254,349
30 Yr Pass Thru	3.000	11-01-50	232,119	207,930
30 Yr Pass Thru	3.000	07-01-51	204,140	180,953
30 Yr Pass Thru	3.000	08-01-51	464,121	411,550
30 Yr Pass Thru	3.000	12-01-51	495,483	438,275
30 Yr Pass Thru	3.000	02-01-52	271,203	239,975
30 Yr Pass Thru	3.000	03-01-52	205,607	181,803
30 Yr Pass Thru	3.000	03-01-52	120,539	106,660
30 Yr Pass Thru	3.500	12-01-46	150,676	140,334
30 Yr Pass Thru	3.500	02-01-47	177,261	164,485
30 Yr Pass Thru	3.500	02-01-48	229,036	212,099
30 Yr Pass Thru	3.500	11-01-48	205,113	190,249
30 Yr Pass Thru	3.500	04-01-50	205,255	190,349
30 Yr Pass Thru	3.500	04-01-51	196,696	181,904
30 Yr Pass Thru	3.500	08-01-51	335,880	307,998
30 Yr Pass Thru	3.500	03-01-52	127,566	117,574
30 Yr Pass Thru	3.500	06-01-52	282,478	258,763
30 Yr Pass Thru	4.000	04-01-47	99,213	95,084
30 Yr Pass Thru	4.000	03-01-48	117,193	112,097
30 Yr Pass Thru	4.000	06-01-49	99,158	94,846
30 Yr Pass Thru	4.000	06-01-49	105,691	101,359
30 Yr Pass Thru	4.000	04-01-50	107,489	103,293
30 Yr Pass Thru	4.000	05-01-52	269,447	256,277
30 Yr Pass Thru	4.000	06-01-52	259,080	245,769
30 Yr Pass Thru	4.000	06-01-52	324,036	307,387
30 Yr Pass Thru	4.000	07-01-52	364,353	345,861
30 Yr Pass Thru	4.500	10-01-52	139,090	135,430
30 Yr Pass Thru	4.500	11-01-52	254,436	247,662
30 Yr Pass Thru	5.000	08-01-52	298,744	296,589
10	JOHN HANCOCK ACTIVE BOND ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	09-01-52	205,145	$204,002
30 Yr Pass Thru	5.000	06-01-53	202,662	201,615
30 Yr Pass Thru	5.000	07-01-53	112,641	112,205

30 Yr Pass Thru	5.500	06-01-53	196,395	198,197
Collateralized mortgage obligations 27.7%				$12,805,991
(Cost $13,743,639)
Commercial and residential 16.7%				7,708,597
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (B)(C)	3.500	07-25-43	86,938	78,756
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A2 (B)(C)	3.860	01-26-65	189,757	181,005
Series 2020-3, Class A2 (B)(C)	2.410	04-25-65	89,342	83,944
Series 2021-2, Class A3 (B)(C)	1.447	04-25-66	143,951	121,426
Arroyo Mortgage Trust
Series 2019-1, Class A3 (B)(C)	4.208	01-25-49	161,217	152,947
Bellemeade Re, Ltd.
Series 2021-3A, Class M2 (30 day Average SOFR + 3.150%) (B)(D)	8.495	09-25-31	200,000	200,001
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (B)(C)	2.316	02-25-49	100,000	76,502
Series 2023-NQM5, Class A2 (6.860% to 7-1-27, then 7.860% thereafter) (B)	6.860	06-25-63	219,748	222,006
Bunker Hill Loan Depositary Trust
Series 2019-3, Class M1 (B)	3.269	11-25-59	100,000	92,118
COLT Mortgage Loan Trust
Series 2021-1, Class A1 (B)(C)	0.910	06-25-66	181,094	148,864
Series 2021-4, Class A1 (B)(C)	1.397	10-25-66	152,790	122,961
Series 2021-4, Class B1 (B)(C)	3.764	10-25-66	200,000	143,836
Series 2021-HX1, Class B1 (B)(C)	3.110	10-25-66	100,000	71,672
Cross Mortgage Trust
Series 2024-H1, Class A3 (6.490% to 1-1-28, then 7.490% thereafter) (B)	6.490	12-25-68	150,000	150,170
CSMC Trust
Series 2022-NQM4, Class A1A (4.819% to 6-1-26, then 5.819% thereafter) (B)	4.819	06-25-67	274,882	271,312
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (B)	5.000	08-25-67	298,520	296,872
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (B)	5.900	09-25-67	311,303	312,264
Extended Stay America Trust
Series 2021-ESH, Class C (1 month CME Term SOFR + 1.814%) (B)(D)	7.147	07-15-38	183,214	181,382
Flagstar Mortgage Trust
Series 2021-6INV, Class A4 (B)(C)	2.500	08-25-51	197,311	159,945
GCAT Trust
Series 2023-NQM3, Class A1 (6.889% to 9-1-27, then 7.889% thereafter) (B)	6.889	08-25-68	292,101	298,578
GS Mortgage-Backed Securities Trust
Series 2023-PJ2, Class A3 (B)(C)	5.000	05-25-53	274,059	266,351
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1 (B)(C)	2.489	09-25-56	200,000	134,306
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (B)	6.250	08-25-67	85,335	84,620
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15 (B)(C)	3.500	05-25-50	141,478	127,719
Series 2019-INV3, Class B3 (B)(C)	4.362	05-25-50	213,474	185,801
Series 2022-DSC1, Class A1 (B)(C)	4.750	01-25-63	228,917	218,539
MFA Trust
Series 2020-NQM3, Class M1 (B)(C)	2.654	01-26-65	100,000	83,350
Series 2023-NQM1, Class A2 (5.750% to 1-1-27, then 6.750% thereafter) (B)	5.750	11-25-67	131,412	129,818
New Residential Mortgage Loan Trust
Series 2019-4A, Class A1B (B)(C)	3.500	12-25-58	66,822	61,698
Oaktown RE VII, Ltd.
Series 2021-2, Class M1B (30 day Average SOFR + 2.900%) (B)(D)	8.245	04-25-34	200,000	202,717
OBX Trust
Series 2020-EXP2, Class A8 (B)(C)	3.000	05-25-60	81,287	68,254
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE BOND ETFS	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-NQM9, Class A1A (6.450% to 11-1-26, then 7.450% thereafter) (B)	6.450	09-25-62	198,465	$200,893
Series 2023-NQM8, Class A1 (7.045% to 9-1-27, then 8.045% thereafter) (B)	7.045	09-25-63	143,573	146,510
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F (1 month CME Term SOFR + 3.464%) (B)(D)	8.798	07-15-38	300,000	191,218
Ready Capital Mortgage Trust
Series 2019-5, Class E (B)(C)	5.320	02-25-52	250,000	207,325
Towd Point Mortgage Trust
Series 2019-4, Class B1B (B)(C)	3.500	10-25-59	315,000	248,426
Triangle RE, Ltd.
Series 2021-3, Class M1B (30 day Average SOFR + 2.900%) (B)(D)	8.245	02-25-34	200,000	201,122
Verus Securitization Trust
Series 2019-4, Class A1 (B)	3.642	11-25-59	52,557	50,884
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (B)	1.218	05-25-65	79,505	73,809
Series 2020-INV1, Class A2 (B)(C)	3.035	03-25-60	170,000	165,470
Series 2021-1, Class A2 (B)(C)	1.052	01-25-66	82,190	72,140
Series 2021-3, Class A1 (B)(C)	1.046	06-25-66	89,234	74,680
Series 2021-3, Class A3 (B)(C)	1.437	06-25-66	74,397	61,855
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (B)	4.474	04-25-67	78,400	77,290
Series 2023-5, Class A1 (6.476% to 6-1-27, then 7.476% thereafter) (B)	6.476	06-25-68	158,098	159,611
Series 2023-6, Class M1 (B)(C)	7.458	09-25-68	100,000	101,324
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (B)	6.664	12-25-68	294,875	297,852
Series 2024-1, Class A3 (B)(C)	6.118	01-25-69	250,000	249,783
Visio Trust
Series 2019-2, Class A1 (B)(C)	2.722	11-25-54	40,723	38,731
Series 2020-1, Class A3 (B)(C)	3.521	08-25-55	176,000	159,940
U.S. Government Agency 11.0%				5,097,394
Federal Home Loan Mortgage Corp.
Series 2016-SC01, Class M2 (C)	3.903	07-25-46	76,417	73,352
Series 2019-HQA2, Class B1 (30 day Average SOFR + 4.214%) (B)(D)	9.559	04-25-49	200,000	213,516
Series 2021-HQA1, Class M2 (30 day Average SOFR + 2.250%) (B)(D)	7.595	08-25-33	87,638	89,090
Series 2021-HQA3, Class B1 (30 day Average SOFR + 3.350%) (B)(D)	8.695	09-25-41	200,000	204,847
Series 2022-DNA3, Class M2 (30 day Average SOFR + 4.350%) (B)(D)	9.695	04-25-42	335,000	354,628
Series 2023-DNA1, Class M1B (30 day Average SOFR + 3.100%) (B)(D)	8.444	03-25-43	250,000	260,737
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%) (B)(D)	8.845	05-25-43	200,000	211,427
Series 5150, Class IS IO	0.000	08-25-51	1,741,000	126,278
Series 5250, Class AY	2.000	01-25-55	449,993	293,101
Series K109, Class X1 IO	1.695	04-25-30	1,978,425	152,275
Series K116, Class X1 IO	1.527	07-25-30	2,727,442	193,256
Series K118, Class X1 IO	1.050	09-25-30	3,174,370	157,900
Series X2FX, Class X1 IO	0.773	09-25-25	7,741,947	47,926
Federal National Mortgage Association
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%) (B)(D)	8.445	10-25-41	300,000	307,407
Series 2022-22, Class B	2.000	07-25-54	400,000	242,935
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (B)(D)	9.845	01-25-42	200,000	211,123
Series 2022-R06, Class 1M2 (30 day Average SOFR + 3.850%) (B)(D)	9.195	05-25-42	400,000	424,000
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (B)(D)	9.245	04-25-43	200,000	214,690
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (B)(D)	10.694	05-25-43	300,000	329,234
Government National Mortgage Association
Series 2014-135, Class IO	0.425	01-16-56	14,270,266	259,034
Series 2016-26, Class IO	0.630	02-16-58	4,402,446	85,146
Series 2017-159, Class IO	0.432	06-16-59	3,872,808	104,191
Series 2018-23, Class IO	0.565	11-16-59	1,746,927	53,632
Series 2021-178, Class IA IO	0.100	10-16-61	37,890,166	183,203
Series 2022-141, Class BC	2.100	06-16-64	265,000	154,536

Series 2023-197, Class IO	1.319	09-16-65	1,644,131	149,930
12	JOHN HANCOCK ACTIVE BOND ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 12.6%				$5,809,081
(Cost $5,865,148)
Asset backed securities 12.6%				5,809,081
AMMC CLO 23, Ltd.
Series 2020-23A, Class CR (3 month CME Term SOFR + 2.262%) (B)(D)	7.578	10-17-31	140,000	139,519
AMSR Trust
Series 2020-SFR4, Class D (B)	2.006	11-17-37	314,000	293,497
Amur Equipment Finance Receivables XIII LLC
Series 2024-1A, Class D (B)	6.570	04-21-31	125,000	125,409
Apex Credit CLO, Ltd.
Series 2019-2A, Class D (3 month CME Term SOFR + 4.312%) (B)(D)	9.636	10-25-32	150,000	145,037
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class B (B)	6.080	04-20-29	250,000	254,302
CARS-DB4 LP
Series 2020-1A, Class B1 (B)	4.170	02-15-50	100,000	96,142
CARS-DB6 LP
Series 2022-1A, Class B (B)	4.680	03-15-52	175,000	150,708
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	121,996	108,364
Columbia Cent CLO XXVIII, Ltd.
Series 2018-28A, Class BR (3 month CME Term SOFR + 2.412%) (B)(D)	7.792	11-07-30	350,000	342,350
DB Master Finance LLC
Series 2021-1A, Class A23 (B)	2.791	11-20-51	196,000	163,594
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	200,000	173,596
Driven Brands Funding LLC
Series 2019-1A, Class A2 (B)	4.641	04-20-49	199,500	193,806
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (B)	3.320	08-27-35	93,815	85,450
FirstKey Homes Trust
Series 2021-SFR2, Class E1 (B)	2.258	09-17-38	200,000	178,441
Series 2022-SFR1, Class D (B)	5.197	05-19-39	200,000	194,903
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (B)	7.549	01-26-54	250,000	262,595
Hertz Vehicle Financing LLC
Series 2023-4A, Class A (B)	6.150	03-25-30	200,000	208,622
Hilton Grand Vacations Trust
Series 2023-1A, Class C (B)	6.940	01-25-38	87,472	88,592
LCM XV LP
Series 15A, Class DR (3 month CME Term SOFR + 3.962%) (B)(D)	9.279	07-20-30	250,000	245,347
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B (B)	7.460	10-20-52	250,000	246,407
Neighborly Issuer LLC
Series 2023-1A, Class A2 (B)	7.308	01-30-53	297,000	303,331
Octagon Investment Partners 36, Ltd.
Series 2018-1A, Class B (3 month CME Term SOFR + 1.652%) (B)(D)	6.966	04-15-31	250,000	248,527
Progress Residential Trust
Series 2021-SFR3, Class E2 (B)	2.688	05-17-26	100,000	91,320
Series 2021-SFR4, Class E1 (B)	2.409	05-17-38	150,000	136,613
Series 2021-SFR5, Class E2 (B)	2.359	07-17-38	225,000	202,246
Series 2023-SFR1, Class B (B)	4.650	03-17-40	300,000	290,848
Servpro Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	150,000	151,277
STORE Master Funding LLC
Series 2019-1, Class A2 (B)	3.650	11-20-49	189,600	147,946
Series 2023-1A, Class A2 (B)	6.920	06-20-53	249,167	249,133
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	196,500	178,113
Vantage Data Centers LLC
Series 2021-1A, Class A2 (B)	2.165	10-15-46	125,000	113,046

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE BOND ETFS	13

	Yield (%)	Shares	Value
Short-term investments 0.8%			$384,599
(Cost $384,591)
Short-term funds 0.8%			384,599
John Hancock Collateral Trust (E)	5.3658(F)	38,454	384,599

Total investments (Cost $48,287,117) 99.8%	$46,142,843
Other assets and liabilities, net 0.2%	74,187
Total net assets 100.0%	$46,217,030

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,338,377 or 35.4% of the fund’s net assets as of 1-31-24.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 1-31-24.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	6	Long	Mar 2024	$662,290	$673,969	$11,679
U.S. Treasury Long Bond Futures	12	Long	Mar 2024	1,391,164	1,468,125	76,961
						$88,640
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
PREFERRED INCOME ETF

As of 1-31-24 (unaudited)
	Shares	Value
Preferred securities 53.4%		$19,326,581
(Cost $19,482,611)
Communication services 3.3%		1,215,959
Wireless telecommunication services 3.3%
Telephone & Data Systems, Inc., 6.000%	19,697	324,804
Telephone & Data Systems, Inc., 6.625%	14,144	263,078
U.S. Cellular Corp., 5.500%	7,892	146,081
U.S. Cellular Corp., 5.500%	8,018	147,130
U.S. Cellular Corp., 6.250%	16,053	334,866
Consumer discretionary 0.6%		203,557
Broadline retail 0.6%
Qurate Retail, Inc., 8.000%	4,333	171,413
QVC, Inc., 6.250%	2,672	32,144
Energy 0.8%		278,305
Oil, gas and consumable fuels 0.8%
NuStar Logistics LP, 12.310% (3 month CME Term SOFR + 6.996%) (A)	10,762	278,305
14	JOHN HANCOCK ACTIVE BOND ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Financials 33.1%		$11,974,335
Banks 12.9%
Bank of America Corp., 4.250%	9,218	179,198
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%)	7,577	194,880
Bank of America Corp., 7.250%	372	453,040
Citigroup Capital XIII, 11.949% (3 month CME Term SOFR + 6.632%) (A)	21,652	628,558
Citigroup, Inc., 9.632% (3 month CME Term SOFR + 4.302%) (A)	9,806	255,642
Fifth Third Bancorp, 6.000%	13,994	347,891
First Citizens BancShares, Inc., 5.375%	6,154	131,942
Fulton Financial Corp., 5.125%	7,825	138,894
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	9,930	241,498
JPMorgan Chase & Co., 6.000%	3,518	88,337
KeyCorp, 5.650%	10,596	225,589
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	3,284	73,397
Pinnacle Financial Partners, Inc., 6.750%	5,703	137,899
Regions Financial Corp., 4.450%	9,889	178,694
Synovus Financial Corp., 8.920% (3 month CME Term SOFR + 3.614%) (A)	10,285	253,114
Truist Financial Corp., 4.750%	5,745	123,632
Wells Fargo & Company, 4.750%	30,056	624,564
Wells Fargo & Company, 7.500%	202	244,420
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	6,646	162,561
Capital markets 4.4%
Brookfield Finance, Inc., 4.625%	10,798	190,153
Carlyle Finance LLC, 4.625%	1,963	39,240
Morgan Stanley, 6.375%	14,039	352,239
Morgan Stanley, 6.500%	14,796	394,461
Morgan Stanley, 6.875%	6,619	167,593
Morgan Stanley, 7.125%	15,778	400,603
State Street Corp., 5.350%	1,488	36,024
Financial services 2.6%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	16,784	454,679
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	2,000	54,040
KKR Group Finance Company IX LLC, 4.625%	16,870	334,026
National Rural Utilities Cooperative Finance Corp., 5.500%	3,183	78,779
Insurance 13.2%
AEGON Funding Company LLC, 5.100%	18,176	403,689
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	9,478	238,751
American Financial Group, Inc., 5.125%	8,977	199,379
American International Group, Inc., 5.850%	16,939	416,191
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	19,214	456,909
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	20,527	534,728
Brighthouse Financial, Inc., 6.600%	20,088	498,785
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	6,391	162,587
F&G Annuities & Life, Inc., 7.950%	11,017	289,637
Lincoln National Corp., 9.000%	15,450	435,845
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	20,103	527,905
RenaissanceRe Holdings, Ltd., 4.200%	12,917	236,252
The Allstate Corp., 7.375%	5,959	162,204
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE BOND ETFS	15

	Shares	Value
Financials (continued)
Insurance (continued)
Unum Group, 6.250%	8,978	$225,886
Industrials 0.7%		267,162
Trading companies and distributors 0.7%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	9,965	267,162
Real estate 1.4%		507,492
Hotel and resort REITs 0.7%
Pebblebrook Hotel Trust, 6.375%	11,776	244,941
Office REITs 0.4%
Vornado Realty Trust, 5.400%	8,240	135,136
Specialized REITs 0.3%
Public Storage, 4.625%	5,768	127,415
Utilities 13.5%		4,879,771
Electric utilities 5.0%
Duke Energy Corp., 5.750%	15,010	376,301
NextEra Energy Capital Holdings, Inc., 5.650%	261	6,611
NextEra Energy, Inc., 6.926%	16,483	613,332
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month CME Term SOFR + 3.252%)	6,069	151,239
SCE Trust VI, 5.000%	15,081	301,318
SCE Trust VII, 7.500%	13,172	346,424
Gas utilities 0.8%
South Jersey Industries, Inc., 5.625%	8,297	100,809
UGI Corp., 7.250%	3,704	200,053
Multi-utilities 7.7%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%)	22,129	548,135
CMS Energy Corp., 5.625%	12,320	304,427
CMS Energy Corp., 5.875%	3,078	75,996
CMS Energy Corp., 5.875%	18,536	458,951
DTE Energy Company, 5.250%	13,884	328,495
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%)	22,564	569,741

Sempra, 5.750%	20,135	497,939
Common stocks 1.6%		$587,692
(Cost $726,822)
Communication services 0.5%		201,035
Diversified telecommunication services 0.5%
Verizon Communications, Inc.	4,747	201,035
Utilities 1.1%		386,657
Multi-utilities 1.1%
Algonquin Power & Utilities Corp.	18,273	386,657

16	JOHN HANCOCK ACTIVE BOND ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 42.0%				$15,208,422
(Cost $14,833,409)
Communication services 0.8%				292,032
Media 0.8%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	327,000	292,032
Consumer discretionary 1.7%				634,809
Automobiles 1.7%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30	176,000	161,898
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	506,000	472,911
Energy 5.3%				1,911,010
Oil, gas and consumable fuels 5.3%
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	111,000	110,787
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	182,000	183,933
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	316,000	337,834
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)	6.625	02-15-28	959,000	864,729
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	428,000	413,727
Financials 27.3%				9,890,044
Banks 20.3%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	209,000	224,153
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)	5.875	03-15-28	428,000	415,160
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	497,000	494,913
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29	209,000	215,258
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	322,000	327,398
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	323,000	330,220
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month CME Term SOFR + 3.419%) (B)	6.375	04-06-24	424,000	401,582
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	296,000	290,524
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	297,000	286,813
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	262,000	241,738
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)	4.600	02-01-25	524,000	510,496
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (B)	5.000	09-15-26	183,000	163,668
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)	3.500	09-01-26	522,000	417,600
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (B)(C)	10.000	11-14-28	366,000	390,484
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	354,000	366,268
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	523,000	499,920
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	525,000	514,229
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	462,000	438,850
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	550,000	571,246
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	247,000	258,739
Capital markets 2.4%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)	6.700	03-15-29	163,000	162,592
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	216,000	179,313
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE BOND ETFS	17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	125,000	$116,182
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	398,000	418,047
Consumer finance 0.7%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	266,000	261,486
Insurance 3.9%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	265,000	254,127
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	294,000	290,651
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)	5.875	03-15-28	460,000	455,158
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(C)	6.500	11-13-26	341,000	215,709
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)	7.000	05-13-25	263,000	177,520
Utilities 6.9%				2,480,527
Electric utilities 4.0%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (B)	5.000	12-15-26	195,000	185,298
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	522,000	502,234
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	367,000	353,471
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)	10.250	03-15-28	391,000	412,082
Independent power and renewable electricity producers 2.5%
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)	8.000	10-15-26	505,000	503,559
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(C)	8.875	01-15-29	378,000	389,340
Multi-utilities 0.4%

Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (B)	4.350	01-15-27	149,000	134,543

Capital preferred securities 0.7%				$262,451
(Cost $264,622)
Financials 0.7%				262,451
Insurance 0.7%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (C)	7.875	12-15-67	243,000	262,451

	Yield (%)	Shares	Value
Short-term investments 1.7%			$597,755
(Cost $597,708)
Short-term funds 1.7%			597,755
John Hancock Collateral Trust (D)	5.3658(E)	59,767	597,755
Total investments (Cost $35,905,172) 99.4%			$35,982,901
Other assets and liabilities, net 0.6%			205,380
Total net assets 100.0%			$36,188,281

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
18	JOHN HANCOCK ACTIVE BOND ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following country composition as a percentage of net assets on 1-31-24:
United States	89.2%
Canada	7.4%
Bermuda	1.1%
France	1.1%
Other countries	1.2%
TOTAL	100.0%
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE BOND ETFS	19

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$31,492,036	—	$31,492,036	—
Short-term investments	192,870	$192,870	—	—
Total investments in securities	$31,684,906	$192,870	$31,492,036	—

Dynamic Municipal Bond ETF
Investments in securities:
Assets
Municipal bonds	$21,975,508	—	$21,975,508	—
Short-term investments	236,835	$236,835	—	—
Total investments in securities	$22,212,343	$236,835	$21,975,508	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$27,143,172	—	$27,143,172	—
Collateralized mortgage obligations	12,805,991	—	12,805,991	—
Asset backed securities	5,809,081	—	5,809,081	—
Short-term investments	384,599	$384,599	—	—
Total investments in securities	$46,142,843	$384,599	$45,758,244	—
20	|

	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mortgage-Backed Securities ETF (continued)
Derivatives:
Assets
Futures	$88,640	$88,640	—	—

Preferred Income ETF
Investments in securities:
Assets
Preferred securities	$19,326,581	$19,326,581	—	—
Common stocks	587,692	587,692	—	—
Corporate bonds	15,208,422	—	$15,208,422	—
Capital preferred securities	262,451	—	262,451	—
Short-term investments	597,755	597,755	—	—
Total investments in securities	$35,982,901	$20,512,028	$15,470,873	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Corporate Bond ETF
John Hancock Collateral Trust	19,284	$55,879	$3,649,459	$(3,512,530)	$34	$28	$6,131	—	$192,870
Dynamic Municipal Bond ETF
John Hancock Collateral Trust	23,680	—	$5,798,490	$(5,561,843)	$179	$9	$5,775	—	$236,835
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	38,454	$291,462	$19,621,257	$(19,528,388)	$275	$(7)	$37,909	—	$384,599
Preferred Income ETF
John Hancock Collateral Trust	59,767	$411,966	$14,502,006	$(14,316,259)	$(1)	$43	$28,458	—	$597,755
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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